Federated Hermes Government Money Fund II Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Service Shares [Member] | S
Prospectus [Line Items]
Average Annual Return, Percent	3.73%	2.80%	1.73%